Note 11 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Note 11 - Commitments and Contingencies

Note 7 – Commitments and Contingencies

On September 18, 2017 GB Sciences finalized its agreement with Louisiana State University (“LSU”) AgCenter to be the sole operator of the LSU’s medical marijuana program. The LSU Board of Supervisors entered into a five-year agreement—that has an option to renew for two additional five-year terms—with GB Sciences.

The contract includes the Company’s commitment to make a minimum financial contribution to the LSU AgCenter in the amount of $3.4 million, or a 10% commission of gross receipts, in addition to annual research investments of $500,000 to the LSU AgCenter.

The monetary contributions would be used to conduct research on plant varieties, compounds, extraction techniques and delivery methods that could generate additional revenue through discoveries that are subject to intellectual property rights, which AgCenter would retain 50% of those rights. As of December 31, 2018, GB Sciences has made payments totaling $1,500,000 toward its obligations under the agreement.

On December 1, 2018, the Company entered into an agreement with EMLL Group, LLC. Upon commencement of future business advisory and consulting services, we will issue warrants to purchase 8 million shares of the Company’s common stock at $0.1125 per share. The Company valued the warrants at $969,197 using the Black-Scholes valuation model and will recognize the expense at the time that EMLL Group provides the services. No services have been provided as of December 31, 2018.

On December 6, 2018, the Company entered into an agreement with SylvaCap Media. Upon commencement of future business advisory and consulting services, we will issue warrants to purchase 2 million shares of the Company’s common stock at $0.1125 per share. The Company valued the warrants at $244,000 using the Black-Scholes valuation model and will recognize the expense at the time that SylvaCap Media provides the services. No services have been provided as of December 31, 2018. In connection with the agreement, the Company will also pay a $10,000 monthly fee for 12 months and issue 4 million restricted shares of the Company’s common stock. 2 million shares were due on the date of the contract and have been issued to the consultant. The remaining 2 million shares will be issued on June 6, 2018.

From time to time, the Company may become involved in certain legal proceedings and claims which arise in the ordinary course of business. In management’s opinion, based on consultations with outside counsel, the results of any of these ordinary course matters, individually and in the aggregate, are not expected to have a material effect on our results of operations, financial condition, or cash flows. As more information becomes available, if management should determine that an unfavorable outcome is probable on such a claim and that the amount of such probable loss that it will incur on that claim is reasonably estimable, the Company would record a reserve for the claim in question. If and when the Company records such a reserve, it could be material and could adversely impact its results of operations, financial condition, and cash flows.

Note 11 – Commitments and Contingencies

On September 18, 2017 GB Sciences finalized its agreement with Louisiana State University (“LSU”) AgCenter to be the sole operator of the LSU’s medical marijuana program. The LSU Board of Supervisors entered into a five-year agreement—that has an option to renew for two additional five-year terms—with GB Sciences.

The contract includes the Company’s commitment to make a minimum financial contribution to the LSU AgCenter in the amount of $3.4 million, or a 10% commission of gross receipts, in addition to annual research investments of $500,000 to the LSU AgCenter.

The monetary contributions would be used to conduct research on plant varieties, compounds, extraction techniques and delivery methods that could generate additional revenue through discoveries that are subject to intellectual property rights, which AgCenter would retain 50% of those rights. As of December 2017, GB Sciences made payments totaling $500,000 toward its obligations under the agreement.

From time to time, the Company may become involved in certain legal proceedings and claims which arise in the ordinary course of business. In our opinion, based on consultations with outside counsel, the results of any of these ordinary course matters, individually and in the aggregate, are not expected to have a material effect on our results of operations, financial condition, or cash flows. As more information becomes available, if management should determine that an unfavorable outcome is probable on such a claim and that the amount of such probable loss that it will incur on that claim is reasonably estimable, we will record a reserve for the claim in question. If and when we record such a reserve is recorded, it could be material and could adversely impact our results of operations, financial condition, and cash flows.